Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 681,422	$ 455,057
Money market funds	35,833,339	2,392,402
U.S. Treasury bills		5,681,703
Total short term investments	35,833,339	8,074,105
Total cash and cash equivalents	$ 36,514,761	$ 8,529,162